Net Investment Income (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Net Investment Income
Net investment income for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Net gain from disposal of debt instruments	¥79,711	¥96,624	¥6,072
Dividend income	74,109	79,840	87,850

Total net investment income	¥153,820	¥176,464	¥93,922